Supplemental Oil and Natural Gas Information (unaudited)	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Supplemental Oil and Natural Gas Information (unaudited)

Note 13—Supplemental Oil and Natural Gas Information (unaudited)

(a) Capitalized Costs

A summary of the Partnership’s capitalized costs are contained in the table below (in thousands):

	December 31,
	2013	2012
Oil and natural gas properties:
Proved properties	$97,528	$6,986
Unproved properties	926,812	99,671
Total oil and natural gas properties	1,024,340	106,657
Less accumulated depreciation, depletion and amortization	(8,596)	(404)
Net oil and natural gas properties	$1,015,744	$106,253

(b) Costs Incurred in Oil and Natural Gas Property Acquisition and Development Activities

A summary of the Partnership’s cost incurred in oil and natural gas property acquisition and development activities is set forth below (in thousands):

	December 31,
	2013	2012
Acquisition costs:
Proved properties	$40,914	$2,498
Unproved properties	621,039	158,131
Development cost	258,825	16,344
Exploration cost	3,022	3,899
Total acquisition, development and exploration costs	$923,800	$180,872

(c) Reserve Quantity Information

The following information represents estimates of the Partnership’s proved reserves as of December 31, 2013 and December 31, 2012, which have been prepared and presented under SEC rules. These rules require companies to prepare their reserve estimates using specified reserve definitions and pricing based on a 12-month unweighted average of the first-day-of-the-month pricing. The pricing that was used for estimates of the Partnership’s reserves as of December 31, 2013 and December 31, 2012 was based on an unweighted average 12-month average West Texas Intermediate posted price per Bbl for oil and a Henry Hub spot natural gas price per MMBtu for natural gas.

Subject to limited exceptions, proved undeveloped reserves may only be booked if they relate to wells scheduled to be drilled within five years of the date of booking. This requirement may limit the Partnership’s potential to record additional proved undeveloped reserves as it pursues its drilling program, particularly as it develops its significant acreage in the Appalachian Basin of Ohio. Moreover, the Partnership may be required to write down its proved undeveloped reserves if it does not drill on those reserves with the required five-year timeframe. The Partnership does not have any proved undeveloped reserves which have remained undeveloped for five years or more.

The Partnership’s proved oil and natural gas reserves are all located in the United States, within the State of Ohio. All of the estimates of the proved reserves at December 31, 2013 and December 31, 2012, were prepared by Netherland, Sewell & Associates, Inc. (“NSAI”), independent petroleum engineers. Proved reserves were estimated in accordance with the guidelines established by the SEC and the FASB.

Oil and natural gas reserve quantity estimates are subject to numerous uncertainties inherent in the estimation of quantities of proved reserves and in the projection of future rates of production and the timing of development expenditures. The accuracy of such estimates is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of subsequent drilling, testing and production may cause either upward or downward revision of previous estimates.

Further, the volumes considered to be commercially recoverable fluctuate with changes in prices and operating costs. The Partnership emphasizes that reserve estimates are inherently imprecise and that estimates of new discoveries are more imprecise than those of currently producing oil and natural gas properties. Accordingly, these estimates are expected to change as additional information becomes available in the future.

The following table provides a roll-forward of the total proved reserves for the year ended December 31, 2013 and 2012, as well as proved developed and proved undeveloped reserves at the beginning and end of each respective year:

	Oil (MBbl)	Natural Gas (MMcf)	Natural Gas Liquids (MBbl)	TOTAL (MMcfe)
December 31, 2011	—	—	—	—
Extensions and discoveries	390.5	2,963.8	177.0	6,368.9
Production	(4.5)	(7.7)	—	(34.6)
End of year, December 31, 2012	386.0	2,956.1	177.0	6,334.2
Revisions	(163.2)	2,645.0	52.1	1,978.4
Extensions and discoveries	1,323.3	41,215.5	1,710.6	59,419.0
Acquisition of reserves	958.5	6,646.6	—	12,397.6
Production	(87.2)	(1,118.8)	(1.3)	(1,650.2)
End of year, December 31, 2013	2,417.4	52,344.4	1,938.4	78,478.6
Proved developed reserves:
December 31, 2012	174.5	1,289.5	64.6	2,724.0
December 31, 2013	1,708.2	27,880.3	1,056.2	44,466.6
Proved undeveloped reserves:
December 31, 2012	211.5	1,666.6	112.4	3,610.1
December 31, 2013	709.2	24,464.2	882.1	34,012.0

Extensions and discoveries of 59,419 MMcfe and 6,369 MMcfe during the years ended December 31, 2013 and December 31, 2012, respectively, resulted primarily from the drilling of new wells during each year and from new proved undeveloped locations added during each year. Acquisition of reserves of 12,398 MMcfe during the year ended December 31, 2013, resulted from the acquisition of Oxford (refer to “Note 4” above). Revisions of reserves of 1,978 MMcfe during the year ended December 31, 2013, which consists of 1,596.7 MMcfe of technical revisions and 381.7 MMcfe of upward pricing revisions related to oil and gas slightly offset by negative pricing revisions related to NGLs. Thousands of cubic feet of gas equivalent (“Mcfe”) and millions of cubic feet of gas equivalent (“MMcfe”) amounts have been calculated by using the conversion ratio of one barrel of oil (1 bbl) to six thousand cubic feet (6 Mcf) of natural gas.

(d) Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows does not purport to be, nor should it be interpreted to present, the fair value of the oil and natural gas reserves of the property. An estimate of fair value would take into account, among other things, the recovery of reserves not presently classified as proved, the value of unproved properties, and consideration of expected future economic and operating conditions. The estimates of future cash flows and future production and development costs as of December 31, 2013 and 2012 are based on the unweighted arithmetic average first-day-of-the-month price for the preceding 12-month period. Estimated future production of proved reserves and estimated future production and development costs of proved reserves are based on current costs and economic conditions. All wellhead prices are held flat over the forecast period for all reserve categories. The estimated future net cash flows are then discounted at a rate of 10%. The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Future cash inflows (total revenues)	$479,527	$50,614
Future production costs (severance and ad valorem taxes plus LOE)	(116,161)	(6,448)
Future development costs (capital costs)	(76,511)	(8,015)
Future income tax expense(1)	—	—
Future net cash flows	(286,855)	36,151
10% annual discount for estimated timing of cash flows	(131,560)	(14,257)
Standardized measure of Discounted Future Net Cash Flow	$155,295	$21,894

(1)	Future net cash flows do not include the effects of income taxes on future revenues because Eclipse I was a limited partnership not subject to entity-level income taxation as of December 31, 2013 and December 31, 2012. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Eclipse I’s partners’.

It is not intended that the FASB’s standardized measure of discounted future net cash flows represent the fair market value of the Partnership’s proved reserves. The Partnership cautions that the disclosures shown are based on estimates of proved reserve quantities and future production schedules which are inherently imprecise and subject to revision, and the 10% discount rate is arbitrary. In addition, costs and prices as of the measurement date are used in the determinations, and no value may be assigned to probable or possible reserves.

(e) Changes in the Standardized Measure of Discounted Future Net Cash Flows

A summary of the changes in the standardized measure of discounted future net cash flows are contained in the table below (in thousands):

	December 31,
	2013	2012
Standardized Measure, beginning of the year	$21,894	$—
Net change in prices and production costs	(5,345)	354
Net change in future development costs	(1,148)	—
Sales, Less production costs	(10,281)	(354)
Extensions	106,720	21,894
Acquisitions	28,984	—
Revisions of previous quantity estimates	8,354	—
Accretion of discount	2,189	—
Changes in timing and other	3,937	—
Period Balance	$155,295	$21,894